10-Q Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories
Inventories at December 31 consisted of:

	2022	2021
	(In thousands)
Finished products	$211,496	$195,616
Raw materials	$78,571	$68,504
Supplies and parts	$33,210	$27,325
Total	$323,277	$291,445
Inventories on the Consolidated Balance Sheets were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Finished products	$227,683	$211,496
Raw materials	104,689	78,571
Supplies and parts	42,005	33,210
Total	$374,377	$323,277